QUARTERLY DATA (Parenthetical) (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Dividend declared
Dividends Payable	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Dividend paid
Dividends Payable	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0